Other financial assets - Schedule of Movement in the Allowance For Expected Lifetime Credit Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
At 1 January	$ (15)	$ (15)
Amounts Written Off	2	0
Exchange and other adjustments	1	0
At 31 December	$ (12)	$ (15)